FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Derivatives:
Cash and cash equivalents	$ 878,838	$ 231,849	$ 85,996	$ 179,699
Trade accounts receivable, carrying value	41,545	28,912
Investment in listed equity securities, fair value	224,788	450,225
Collateral amount	1,115,500	1,242,343
Current portion of long-term debt and short-term debt, carrying value	(344,778)	(703,170)
Long-term debt, carrying value	(844,546)	(920,130)
Derivatives:
Deferred finance charges	20,955	28,207
Interest rate swap
Non-Derivatives:
Interest receivable	1,923	0
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	4,638	0
Derivatives:
Mark-to-market derivative valuation	113,368	1,665
Derivative liability	0	0
Commodity contract | Carrying value
Derivatives:
Mark-to-market derivative valuation	73,583	1,753
Level 1 | Carrying value
Non-Derivatives:
Cash and cash equivalents	878,838	231,849
Restricted cash and short-term deposits, carrying value	134,043	106,073
Trade accounts receivable, carrying value	41,545	28,912
Receivable from TTF linked commodity swap derivatives	4,638	0
Interest receivable	1,923	0
Investment in listed equity securities, carrying value	224,788	449,666
Collateral amount	0	6,940
Trade accounts payable, carrying value	(8,983)	(4,929)
Derivatives:
TTF linked commodity swap collateral	0	6,900
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	878,838	231,849
Restricted cash and short-term deposits, fair value	134,043	106,073
Trade accounts receivable, fair value	41,545	28,912
Other receivables, fair value disclosure	4,638	0
Interest receivable, fair value	1,923	0
Investment in listed equity securities, fair value	224,788	449,666
Collateral amount, fair value	0	6,940
Trade accounts payable, fair value	(8,983)	(4,929)
Level 2 | Carrying value
Non-Derivatives:
Assets held for sale (note 14)	721	1,697,776
Liabilities held for sale (note 14)	(373)	(879,904)
Current portion of long-term debt and short-term debt, carrying value	(344,960)	(388,005)
Current portion of convertible bonds, carrying value	0	(315,646)
Long-term debt, carrying value	(706,290)	(947,855)
Unsecured bonds, carrying value	159,029	0
Level 2 | Fair value
Non-Derivatives:
Assets held-for-sale, fair value	721	1,697,776
Liabilities Held For Sale, Fair Value	(373)	(879,904)
Current portion of long-term debt and short-term debt, fair value	(344,960)	(388,005)
Current portion of convertible bonds, fair value	0	(316,561)
Long-term debt, fair value	(706,290)	(947,855)
Unsecured bonds, fair value	158,092	0
Level 2 | Oil and gas derivative | Carrying value
Derivatives:
Mark-to-market derivative valuation	378,979	207,058
Level 2 | Oil and gas derivative | Fair value
Derivatives:
Mark-to-market derivative valuation	378,979	207,058
Level 2 | Interest rate swap | Carrying value
Derivatives:
Mark-to-market derivative valuation	54,970	0
Derivative liability	0	(17,300)
Level 2 | Interest rate swap | Fair value
Derivatives:
Mark-to-market derivative valuation	54,970	0
Derivative liability	0	(17,300)
Level 2 | Commodity contract | Carrying value
Derivatives:
Mark-to-market derivative valuation	113,368	1,753
Derivative liability	0	(88)
Level 2 | Commodity contract | Fair value
Derivatives:
Mark-to-market derivative valuation	113,368	1,753
Derivative liability	$ 0	$ (88)